Note 8 - Commitments and Contingencies: Agreement For Construction and Agreement of Sale and Or Assignment of Assets in Phase One (Policies)	6 Months Ended
Jan. 31, 2017
Policies
Agreement For Construction and Agreement of Sale and Or Assignment of Assets in Phase One

Agreement for Construction and Agreement of Sale and or Assignment of Assets in Phase One

On August 8, 2016, Company entered into a Construction Agreement with Port De Claudius, Inc. (“PDC”). Pursuant to the Construction Agreement, the Company shall perform all tasks and actions required to develop and construct the Port Trajan Pa. commercial properties (the “Project”) and to secure the first and future phases of the financing applicable to the design, planning, engineering, and related soft and hard costs of the construction of the Project.

The Project consists of two phases, phase one closing to take place on or before October 14, 2016 (“Phase One”) and phase two to take place on or before August 31, 2017. Phase One consists of land purchase and onsite /off site improvement and its estimated cost, for both phases, is $2,000,000,000.  PDC agreed to pay the Company 40% of the cost (i.e $800,000,000), plus 2% over the adjustment for the increase in inflation regardless of the cost to the Company to perform the required services.  In no event will the profit to the Company from the amounts paid by PDC be less than $800,000,000.  A mobilization fee of $2,729,514 shall be due and payable by PDC to the Company upon the closing of Bond funding for Phase One. The bond proceeds from the first tranche will be $950,000,000.

On September 11, 2016, in relation to the August 8, 2016 Construction agreement, the Company, Jewel’s Real-Estate 10-86 Master LLLP (“Jewel”), Global Infrastructure Finance & Development Authority, Inc. (“GIF&DA”), Port De Claudius, Inc., and HSRF Statutory Trust (“HSRF”) entered into an Agreement of Sale and or Assignment of Assets in Phase One pursuant to which the Company agreed to assign and Jewel agreed to sell all rights, title and interest in and to any contractual agreements entered among Ameri Metro, Jewel and other related parties to PDC on completion of Phase One as governed by the Construction Agreement.  The cost of Phase One is $950,000,000. The net Phase One revenue to the Company is $66,719,514 which includes $33,740,000 from the assignment of the Land Purchase Agreement the Company entered into with Jewel on November 26, 2013, $14,250,000 in consulting fee in relation to the Master Consulting Agreement, $2,729,514 of mobilization fee and $16,000,000 of onsite / offsite improvement fee.  The $66,719,514 revenue will be paid from the proceeds from $950,000,000 bond issuance.  At January 31, 2017, the $950,000,000 bond has not been issued and the land has not been transferred from Jewel to PDC.